UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 1.8%
55	Ceradyne, Inc. (a)	2,402

	Chemicals — 0.9%
46	Headwaters, Inc. (a)	1,249

	Commercial Services & Supplies — 1.7%
99	Labor Ready, Inc. (a)	2,292

	Communications Equipment — 6.4%
181	Arris Group, Inc. (a)	2,173
110	Atheros Communications, Inc. (a)	2,435
97	Netgear, Inc. (a)	2,273
229	RF Micro Devices, Inc. (a)	1,661

		8,542

	Computers & Peripherals — 1.8%
397	Brocade Communications Systems, Inc. (a)	2,428

	Diversified Financial Services — 2.9%
89	GATX Corp.	3,872

	Electrical Equipment — 3.9%
91	Thomas & Betts Corp. (a)	5,256

	Electronic Equipment & Instruments — 3.1%
35	Itron, Inc. (a)	2,069
128	Vishay Intertechnology, Inc. (a)	2,079

		4,148

	Health Care Equipment & Supplies — 11.8%
79	Dade Behring Holdings, Inc.	2,931
78	Gen-Probe, Inc. (a)	4,223
47	Intuitive Surgical, Inc. (a)	5,264
85	Kyphon, Inc. (a)	3,382

		15,800

	Hotels, Restaurants & Leisure — 5.2%
103	Domino’s Pizza, Inc.	2,441
72	Isle of Capri Casinos, Inc. (a)	2,043
79	Pinnacle Entertainment, Inc. (a)	2,436

		6,920

	Household Durables — 1.4%
51	Ethan Allen Interiors, Inc.	1,937

	Household Products — 2.0%
74	Church & Dwight Co., Inc.	2,657

	Internet & Catalog Retail — 4.1%
32	Nutri/System, Inc. (a)	2,173
105	Priceline.com, Inc. (a)	3,269

		5,442

	Internet Software & Services — 5.1%
121	aQuantive, Inc. (a)	3,007
95	Openwave Systems, Inc. (a)	1,343
262	RealNetworks, Inc. (a)	2,483

		6,833

	Life Sciences Tools & Services — 1.8%
36	Millipore Corp. (a)	2,464

	Pharmaceuticals — 1.8%
101	Alpharma, Inc., Class A	2,354

	Semiconductors & Semiconductor Equipment — 19.6%
167	Amkor Technology, Inc. (a)	1,583
154	Brooks Automation, Inc. (a)	1,858
262	Cirrus Logic, Inc. (a)	2,147
66	Cymer, Inc. (a)	3,071
63	Formfactor, Inc. (a)	2,448
108	Intersil Corp., Class A	2,890
245	NVIDIA Corp. (a)	5,630
94	Omnivision Technologies, Inc. (a)	2,763
51	Silicon Laboratories, Inc. (a)	2,001
75	Zoran Corp. (a)	1,859

		26,250

	Software — 8.0%
63	Filenet Corp. (a)	1,633
25	MicroStrategy, Inc. Class A (a)	2,312
128	Quest Software, Inc. (a)	1,782
127	THQ, Inc. (a)	2,957
254	TIBCO Software, Inc. (a)	1,951

		10,635

	Specialty Retail — 13.9%
69	AnnTaylor Stores Corp. (a)	2,650
115	Dress Barn, Inc. (a)	2,681
34	Guitar Center, Inc. (a)	1,627

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

90	Men’s Wearhouse, Inc. (a)	3,055
74	OfficeMax, Inc.	3,042
116	Payless Shoesource, Inc. (a)	3,084
44	Tractor Supply Co. (a)	2,452

		18,591

	Wireless Telecommunication Services — 1.8%
54	Leap Wireless International, Inc. (a)	2,362

	Total Common Stocks (Cost $110,243)	132,434

	Short-Term Investment — 2.9%
	Investment Company — 2.9%
3,867	JPMorgan Prime Money Market Fund (b)
	(Cost $3,867)	3,867

	Total Investments — 101.9%
	(Cost $114,110)	136,300
	Liabilities in Excess of Other Assets — (1.9)%	(2,565)

	Net Assets — 100.0%	$133,735

Percentages indicated are based on net assets.

Abbreviations:
(a) Non income producing security
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,113
Aggregate gross unrealized depreciation	(4,923)

Net unrealized appreciation/depreciation	$22,190

Federal income tax cost of investments	$114,110

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 95.3%
	Common Stocks — 95.3%
	Aerospace & Defense — 0.7%
48	Teledyne Technologies, Inc. (a)	1,647

	Biotechnology — 2.0%
145	InterMune, Inc. (a)	2,303
116	Pharmion Corp. (a)	2,269

		4,572

	Building Products — 1.9%
92	Griffon Corp. (a)	2,490
192	Jacuzzi Brands, Inc. (a)	1,796

		4,286

	Capital Markets — 2.9%
68	Investment Technology Group, Inc. (a)	3,231
79	Investors Financial Services Corp.	3,455

		6,686

	Chemicals — 2.6%
185	Hercules, Inc. (a)	2,862
134	Spartech Corp.	3,086

		5,948

	Commercial Banks — 5.8%
38	Bancorp, Inc. (The) (a)	883
20	Banner Corp.	726
47	City Holding Co.	1,707
51	Mercantile Bank Corp.	2,064
105	Midwest Banc Holdings, Inc.	2,347
26	Park National Corp.	2,438
112	TD Banknorth, Inc.	3,207

		13,372

	Commercial Services & Supplies — 0.9%
166	Hudson Highland Group, Inc. (a)	1,973

	Communications Equipment — 4.6%
728	3Com Corp. (a)	3,283
266	Andrew Corp. (a)	2,692
511	Extreme Networks, Inc. (a)	2,268
107	Polycom, Inc. (a)	2,312

		10,555

	Computers & Peripherals — 2.7%
676	McData Corp., Class A (a)	2,555
150	Synaptics, Inc. (a)	3,543

		6,098

	Construction & Engineering — 1.0%
108	Dycom Industries, Inc. (a)	2,335

	Containers & Packaging — 1.4%
122	Longview Fibre Co.	3,113

	Diversified Consumer Services — 0.8%
237	Service Corp. International	1,890

	Electric Utilities — 1.4%
88	Allegheny Energy, Inc. (a)	3,194

	Electrical Equipment — 2.5%
104	General Cable Corp. (a)	3,345
379	Power-One, Inc. (a)	2,327

		5,672

	Electronic Equipment & Instruments — 1.5%
43	Littelfuse, Inc. (a)	1,489
556	Solectron Corp. (a)	1,979

		3,468

	Energy Equipment & Services — 2.0%
329	Newpark Resources, Inc. (a)	1,932
161	Parker Drilling Co. (a)	1,190
18	SEACOR Holdings, Inc. (a)	1,426

		4,548

	Food Products — 3.9%
190	Chiquita Brands International, Inc.	2,716
244	Del Monte Foods Co.	2,894
99	McCormick & Co., Inc. (Non-Voting)	3,414

		9,024

	Gas Utilities — 1.3%
124	Southern Union Co.	3,051

	Health Care Providers & Services — 2.8%

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

93	Health Net, Inc. (a)	4,001
103	Per-Se Technologies, Inc. (a)	2,567

		6,568

	Hotels, Restaurants & Leisure — 3.2%
154	Bally Technologies, Inc.	2,368
79	CEC Entertainment, Inc. (a)	2,632
29	Steak n Shake Co. (The) (a)	470
77	WMS Industries, Inc. (a)	1,990

		7,460

	Household Durables — 2.1%
106	Furniture Brands International, Inc.	2,281
18	La-Z-Boy, Inc.	265
82	Yankee Candle Co., Inc.	2,227

		4,773

	Insurance — 2.8%
23	Great American Financial Resources, Inc.	452
84	Ohio Casualty Corp.	2,502
41	Presidential Life Corp.	1,018
176	USI Holdings Corp. (a)	2,420

		6,392

	Internet Software & Services — 2.9%
1,650	CMGI, Inc. (a)	2,177
233	S1 Corp. (a)	1,282
72	Saba Software, Inc. (a)	443
102	Selectica, Inc. (a)	258
306	SonicWALL, Inc. (a)	2,577

		6,737

	IT Services — 2.1%
105	Convergys Corp. (a)	1,950
69	Edgewater Technology, Inc. (a)	467
65	Fidelity National Information Services, Inc.	2,369

		4,786

	Leisure Equipment & Products — 3.0%
217	K2, Inc. (a)	2,394
174	Nautilus, Inc.	2,932
102	Oakley, Inc.	1,678

		7,004

	Media — 3.6%
84	Catalina Marketing Corp.	2,466
70	Entercom Communications Corp.	1,874
70	Valassis Communications, Inc. (a)	2,015
245	Westwood One, Inc.	1,961

		8,316

	Metals & Mining — 1.6%
148	Commercial Metals Co.	3,652

	Oil, Gas & Consumable Fuels — 2.6%
141	OMI Corp.	2,628
47	Tesoro Corp.	3,229

		5,857

	Personal Products — 1.0%
62	Chattem, Inc. (a)	2,186

	Pharmaceuticals — 2.7%
111	First Horizon Pharmaceutical Corp. (a)	2,340
147	Prestige Brands Holdings, Inc. (a)	1,583
241	Viropharma, Inc. (a)	2,340

		6,263

	Real Estate Investment Trusts (REITs) — 3.9%
248	American Financial Realty Trust REIT	2,454
64	Capital Lease Funding, Inc. REIT	759
110	Crescent Real Estate Equities Co. REIT	1,952
85	Inland Real Estate Corp. REIT	1,204
176	Kite Realty Group Trust REIT	2,612

		8,981

	Road & Rail — 0.9%
76	Swift Transportation Co., Inc. (a)	2,168

	Semiconductors & Semiconductor Equipment — 6.1%
511	Axcelis Technologies, Inc. (a)	3,252
191	Nvidia Corp. (a)	4,398
396	Sigmatel, Inc. (a)	2,168
953	Vitesse Semiconductor Corp. (a)	1,601
110	Zoran Corp. (a)	2,717

		14,136

	Software — 5.0%
116	eSpeed, Inc., Class A (a)	899
69	NYFIX, Inc. (a)	356
104	Synopsys, Inc. (a)	2,117

		3,372

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Specialty Retail — 10.1%
40	Abercrombie & Fitch Co.	2,297
93	Cato Corp. (The), Class A	2,190
194	CSK Auto Corp. (a)	2,462
177	HOT Topic, Inc. (a)	2,448
101	Pacific Sunwear of California, Inc. (a)	2,221
87	PEP Boys-Manny Moe & Jack	1,175
110	Petco Animal Supplies, Inc. (a)	2,327
112	RadioShack Corp.	1,889
133	Restoration Hardware, Inc. (a)	859
81	Tiffany & Co.	2,766
108	Zale Corp. (a)	2,543

		23,177

	Textiles, Apparel & Luxury Goods — 1.1%
80	Jones Apparel Group, Inc.	2,595

	Thrifts & Mortgage Finance — 1.3%
209	NewAlliance Bancshares, Inc.	2,942

	Tobacco — 0.1%
105	Star Scientific, Inc. (a)	285

	Total Common Stocks
	(Cost $195,169)	219,082

	Short-Term Investment— 4.1%
	Investment Company — 4.1%
	JPMorgan Prime Money Market Fund (b) (Cost $9,478)	9,478

	Total Investments — 99.4%
	(Cost $204,647)	228,560
	Other Assets in Excess of Liabilities — 0.6%	1,476

	Net Assets — 100.0%	$230,036

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,696
Aggregate gross unrealized depreciation	(12,783)

Net unrealized appreciation/depreciation	$23,913

Federal income tax cost of investments	$204,647

JPMorgan Realty Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—97.0%
	Common Stocks — 97.0%
	Diversified—11.7%
23	Colonial Properties Trust	1,049
6	Cousins Properties, Inc.	169
3	Global Signal, Inc.	142
317	Huntingdon Real Estate Investment Trust (Canada)	633
130	Liberty Property Trust	5,543
167	Swire Pacific, Ltd. (Hong Kong), Class A	1,581
74	Vornado Realty Trust	6,625
426	Wharf Holdings, Ltd. (Hong Kong)	1,516

		17,258

	Health Care—1.3%
47	Cogdell Spencer, Inc.	865
47	Nationwide Health Properties, Inc.	995

		1,860

	Hotels—12.9%
60	Ashford Hospitality Trust, Inc.	718
25	Hospitality Properties Trust	1,058
420	Host Marriott Corp.	8,420
185	Innkeepers USA Trust	2,871
175	Intercontinental Hotels Group plc (United Kingdom) ADR	3,000
117	Intercontinental Hotels Group plc (United Kingdom)	2,001
12	Strategic Hotel Capital, Inc.	250
18	Sunstone Hotel Investors, Inc.	499
19	Winston Hotels, Inc.	211

		19,028

	Industrial—11.0%
90	AMB Property Corp.	4,456
22	EastGroup Properties, Inc.	964
91	First Potomac Realty Trust	2,440
171	ProLogis	8,435

		16,295

	Manufactured Homes—1.7%
60	Equity Lifestyle Properties, Inc.	2,602

	Multifamily—17.6%
189	Apartment Investment & Management Co.	8,161
180	Archstone-Smith Trust	8,683
41	Boardwalk Real Estate Trust	972
48	BRE Properties, Inc.	2,525
59	GMH Communities Trust	677
44	Home Properties, Inc.	2,203
55	Post Properties, Inc.	2,351
21	Realty Income Corp.	448

		26,020

	Office—18.1%
29	Boston Properties, Inc.	2,463
207	Brandywine Realty Trust	5,996
98	Kilroy Realty Corp.	6,472
56	Mack-Cali Realty Corp.	2,404
25	Mission West Properties, Inc.	268
85	Reckson Associates Realty Corp.,	3,248
8	SL Green Realty Corp.	834
211	Trizec Properties, Inc.	4,981

		26,666

	Regional Malls—15.0%
114	General Growth Properties, Inc.	5,003
18	Mills Corp. The	565

JPMorgan Realty Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

137	Pennsylvania Real Estate Investment Trust	5,110
143	Simon Property Group, Inc.	11,400

		22,078

	Shopping Centers—4.0%
57	CBL & Associates Properties, Inc.	2,140
67	Equity One, Inc.	1,494
62	Weingarten Realty Investors	2,343

		5,977

	Storage—3.7%
174	Extra Space Storage, Inc.	2,646
20	Public Storage, Inc.	1,427
85	U-Store-It Trust	1,366

		5,439

	Total Long-Term Investments (Cost $120,548)	$143,223

	Short-Term Investment — 2.3%
	Investment Company— 2.3%
3,364	JPMorgan Prime Money Market Fund (b) (Cost $3,364)	3,364

	Total Investments — 99.3% (Cost $123,912)	$146,587
	Other Assets in Excess of Liabilities — 0.7%	971
	Net Assets — 100.0%	$147,558

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

ADR	American Depository Receipt

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,052
Aggregate gross unrealized depreciation	(1,377)

Net unrealized appreciation/depreciation	$22,675

Federal income tax cost of investments	$123,912

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Biotechnology — 12.2%
163	Alkermes, Inc. (a)	3,240
439	Cell Genesys, Inc. (a)	2,716
189	Cephalon, Inc. (a)	11,269
224	Cubist Pharmaceuticals, Inc. (a)	5,310
203	CV Therapeutics, Inc. (a)	3,374
753	Medarex, Inc. (a)	7,723
131	Sonus Pharmaceuticals, Inc. (a)	713
222	Telik, Inc. (a)	3,549
181	Tercica, Inc.	923
200	Vasogen, Inc. (Canada) (a)	400

		39,217

	Capital Markets — 2.1%
45	Greenhill & Co., Inc.	2,649
188	Thomas Weisel Partners Group, Inc. (a)	4,122

		6,771

	Chemicals — 1.2%
30	ADA-ES, Inc.(a)	582
128	Symyx Technologies (a)	3,411

		3,993

	Commercial Banks — 3.5%
17	Bank of the Ozarks, Inc.	558
15	Cascade Bancorp	415
37	Glacier Bancorp, Inc.	1,085
38	Placer Sierra Bancshares	913
137	SVB Financial Group (a)	6,604
47	UCBH Holdings, Inc.	835
35	Vineyard National Bancorp	886

		11,296

	Commercial Services & Supplies — 3.5%
128	Herman Miller, Inc.	3,731
43	Kenexa Corp. (a)	1,291
158	Knoll, Inc.	2,915
89	Navigant Consulting, Inc. (a)	1,791
14	Strayer Education, Inc.	1,376

		11,104

	Communications Equipment — 5.8%
117	Harmonic, Inc. (a)	528
115	Interdigital Communications Corp. (a)	3,258
692	Polycom, Inc. (a)	14,931

		18,717

	Computers & Peripherals — 1.3%
734	Immersion Corp. (a)	4,140

	Construction & Engineering — 0.9%
39	Comfort Systems USA, Inc.	502
166	Mastec, Inc. (a)	2,132

		2,634

	Consumer Finance — 0.5%
54	United PanAm Financial Corp. (a)	1,523

	Diversified Financial Services — 0.2%
28	Heartland Payment Systems, Inc. (a)	744

	Electrical Equipment — 0.3%
105	Active Power, Inc. (a)	461
21	Lamson & Sessions Co. (The) (a)	505

		966

	Electronic Equipment & Instruments — 1.8%
181	International DisplayWorks, Inc. (a)	925
1,392	Solectron Corp. (a)	4,957

		5,882

	Energy Equipment & Services — 2.2%
41	Atwood Oceanics, Inc. (a)	2,019

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Shares	Security Description	Value ($)

17	Hydril (a)	1,295
78	Natural Gas Services Group, Inc. (a)	1,237
158	Union Drilling, Inc. (a)	2,347

		6,898

	Food & Staples Retailing — 0.4%
147	Allion Healthcare, Inc. (a)	1,189

	Health Care Equipment & Supplies — 2.5%
183	Cyberonics, Inc. (a)	4,571
38	Cynosure, Inc., Class A (a)	556
318	OraSure Technologies, Inc. (a)	2,773

		7,900

	Health Care Providers & Services — 2.9%
475	Alliance Imaging, Inc. (a)	2,757
112	Centene Corp. (a)	2,907
176	Five Star Quality Care, Inc.	1,937
516	PainCare Holdings, Inc. (a)	711
60	PSS World Medical, Inc. (a)	1,062

		9,374

	Hotels, Restaurants & Leisure — 2.0%
125	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	3,004
85	Morgans Hotel Group Co. (a)	1,277
53	Red Robin Gourmet Burgers, Inc. (a)	2,219

		6,500

	Household Durables — 0.9%
53	Meritage Homes Corp. (a)	2,835

	Insurance — 0.1%
13	Darwin Professional Underwriters, Inc.	245

	Internet & Catalog Retail — 2.0%
51	Blue Nile, Inc. (a)	1,513
116	Gaiam, Inc. (a)	2,008
91	GSI Commerce, Inc. (a)	1,432
52	Netflix, Inc. (a)	1,434

		6,387

	Internet Software and Services — 8.6%
249	aQuantive, Inc. (a)	6,163
485	CNET Networks, Inc. (a)	4,244
16	DealerTrack Holdings, Inc. (a)	349
44	Digital Insight Corp. (a)	1,414
553	Move, Inc. (a)	3,295
166	Infospace, Inc. (a)	3,756
163	Jupitermedia Corp. (a)	2,436
45	Knot, Inc. (The) (a)	736
252	Marchex Inc., Class B (a)	4,304
113	Opsware, Inc. (a)	882

		27,579

	IT Services — 1.2%
46	Euronet Worldwide, Inc. (a)	1,612
345	Lionbridge Technologies (a)	2,278

		3,890

	Leisure Equipment & Products — 1.1%
192	Marvel Entertainment, Inc. (a)	3,671

	Life Sciences Tools & Services — 0.9%
105	Affymetrix, Inc. (a)	2,880

	Media — 0.7%
169	Outdoor Channel Holdings, Inc. (a)	2,056

	Oil, Gas & Consumable Fuels — 1.0%
60	Complete Production Services, Inc. (a)	1,432
31	Hercules Offshore, Inc. (a)	1,138
16	World Fuel Services Corp.	804

		3,374

	Pharmaceuticals — 3.3%
201	BioScrip, Inc. (a)	1,118
123	Endo Pharmaceuticals Holdings, Inc. (a)	3,612
173	Ista Pharmaceuticals, Inc. (a)	1,022
94	Par Pharmaceutical Cos, Inc. (a)	2,166
203	Taro Pharmaceuticals Industries (Israel) (a)	2,453

		10,371

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Real Estate Investment Trusts (REITs) — 1.1%
98	NorthStar Realty Finance Corp. REIT	1,082
214	Saxon Capital, Inc. REIT	2,386

		3,468

	Semiconductors & Semiconductor Equipment — 17.7%
747	Altera Corp. (a)	14,611
452	Brooks Automation, Inc. (a)	5,463
484	Credence Systems Corp. (a)	2,205
145	Cree, Inc. (a)	3,719
45	Cymer, Inc. (a)	2,083
47	Eagle Test Systems, Inc. (a)	694
999	Lattice Semiconductor Corp. (a)	6,026
22	PDF Solutions, Inc. (a)	291
645	Pixelworks, Inc. (a)	1,814
338	PLX Technology, Inc. (a)	4,036
140	Rudolph Technologies, Inc. (a)	2,328
705	Skyworks Solutions, Inc. (a)	3,992
213	STATS ChipPAC, Ltd. (Singapore) ADR (a)	1,363
1,197	Triquint Semiconductor, Inc. (a)	6,175
228	Ultra Clean Holdings (a)	1,925

		56,725

	Software — 6.5%
124	Advent Software, Inc. (a)	4,078
460	Digimarc Corp. (a)	2,748
46	I2 Technologies Inc. (a)	577
169	Mentor Graphics Corp. (a)	2,126
222	THQ, Inc. (a)	5,182
82	TradeStation Group, Inc. (a)	1,137
523	Wind River Systems, Inc. (a)	4,942

		20,790

	Specialty Retail — 3.1%
85	Golf Galaxy, Inc. (a)	1,476
306	HOT Topic, Inc. (a)	4,236
101	Tween Brand Inc. (a)	4,153

		9,865

	Textiles, Apparel & Luxury Goods — 3.4%
139	CROCS, Inc. (a)	3,189
558	Quiksilver, Inc. (a)	6,954
23	Volcom Inc. (a)	725

		10,868

	Thrifts & Mortgage Finance — 1.1%
67	Accredited Home Lenders Holding Co. (a)	3,464

	Wireless Telecommunication Services — 3.0%
100	SBA Communications Corp., Class A (a)	2,291
1,013	RF Micro Devices, Inc. (a)	7,341

		9,632

	Total Long-Term Invetments (Cost $303,903)	316,948

	Short-term investment — 0.5%
	Investments company—0.5%
1,469	JPMorgan Prime Money Market Fund (b) (Cost $1,469)	1,469

	Total Investments — 99.5% (Cost $305,372)	318,417
	Other Assets in Excess of Liabilities — 0.5%	1,643

	Net Assets — 100.0%	$320,060

Percentages indicated are based on net assets.

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depositary Receipt

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,377
Aggregate gross unrealized depreciation	(26,332)

Net unrealized appreciation/depreciation	$13,045

Federal income tax of investments	$305,372

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

By:	/s/____________________________________

Suzanne E. Cioffi

Assistant Treasurer and Principal Financial Officer

July 28, 2006